Income Tax (Expense)/Benefit - Schedule of Deferred Tax Offsetting (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Deferred Tax offsetting [Abstract]
Deferred tax assets	RM 74,000	$ 16,534	RM 149,315
Deferred tax liabilities			(75,315)
Deferred tax assets and liabilities	RM 74,000	$ 16,534	RM 74,000